Interest rate benchmark reform (Tables)	12 Months Ended
Dec. 31, 2020
40. Interest rate benchmark reform
Significant hedge accounting exposures impacted by the interest rate benchmark reform

The table above represents the derivatives exposures to interest rate benchmark reform, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Balances reported at amortised cost are disclosed at their gross carrying value and do not include any expected credit losses that may be held against them. Balances reported at fair value are disclosed at their fair value on the balance sheet date.

	GBP LIBOR	USD LIBOR	EONIA	JPY LIBOR	CHF LIBOR	Others	Total
	£m	£m	£m	£m	£m	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	596,564	2,832,339	457,844	754,206	25,681	41,782	4,708,416
OTC interest rate derivatives - cleared by central counterparty	1,552,637	2,872,962	623,802	1,091,479	119,382	198,113	6,458,375
Exchange traded interest rate derivatives	300,182	333,705	-	-	2,494	-	636,381
OTC foreign exchange derivatives	155,285	589,332	-	93,108	31,257	1,921	870,903
OTC equity and stock index derivatives	1,845	7,946	544	1,929	491	2,141	14,896
Derivative notional contract amount	2,606,513	6,636,284	1,082,190	1,940,722	179,305	243,957	12,688,971

The table above represents the derivative exposures to interest rate benchmark reform, which have yet to transition. The exposure disclosed is for positions with contractual maturities after 31 December 2021. Derivatives are reported by using the notional contract amount and where derivatives have both pay and receive legs with exposure to benchmark reform such as cross currency swaps, the notional contract amount is disclosed for both legs. As at 31 December 2020, there were £264bn of cross currency swaps where both the pay and receive legs are impacted by interest rate benchmark reform.

Detail on the contractual maturity of the above exposures

The table below provides detail on the contractual maturity of the above exposures:

	Over one year but not more than two years	Over two years but not more than five years	Over five years but not more than ten years	Over ten years	Total
Current benchmark rate	£m	£m	£m	£m	£m
Non-derivative financial assets
GBP LIBOR	4,520	10,781	1,544	3,848	20,693
USD LIBOR	8,381	14,653	1,715	54	24,803
JPY LIBOR	11	144	-	18	173
CHF LIBOR	22	73	88	111	294
Other	931	713	60	238	1,942
Non-derivative financial assets	13,865	26,364	3,407	4,269	47,905
Non-derivative financial liabilities
GBP LIBOR	(32)	(117)	-	(21)	(170)
USD LIBOR	(464)	(1,124)	(1,591)	(400)	(3,579)
JPY LIBOR	(213)	(43)	(240)	(285)	(781)
CHF LIBOR	-	-	-	-	-
Other	(12)	(5)	-	(122)	(139)
Non-derivative financial liabilities	(721)	(1,289)	(1,831)	(828)	(4,669)
Equity
GBP LIBOR	-	-	-	(2,122)	(2,122)
USD LIBOR	-	-	-	(3,062)	(3,062)
Equity	-	-	-	(5,184)	(5,184)
Derivative notional contract amount
GBP LIBOR	872,516	745,834	473,388	514,775	2,606,513
USD LIBOR	2,019,027	2,563,020	1,344,292	709,945	6,636,284
EONIA	395,558	416,670	207,656	62,306	1,082,190
JPY LIBOR	327,669	582,200	731,942	298,911	1,940,722
CHF LIBOR	46,868	73,792	46,010	12,635	179,305
Other	50,777	96,657	72,125	24,398	243,957
Derivative notional contract amount	3,712,415	4,478,173	2,875,413	1,622,970	12,688,971
Standby facilities, credit lines and other commitments
GBP LIBOR	4,827	11,752	441	1,149	18,169
USD LIBOR	15,366	56,579	455	1,608	74,008
CHF LIBOR	-	74	-	-	74
Other	2,897	12,170	862	22	15,951
Standby facilities, credit lines and other commitments	23,090	80,575	1,758	2,779	108,202